Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	92 Months Ended	97 Months Ended	99 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Feb. 28, 2017	Oct. 31, 2016	Oct. 14, 2016	Aug. 01, 2016	Oct. 31, 2015	Oct. 31, 2014
C000122071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class A
Account Value	$ 42,427.58	$ 42,427.58	$ 42,427.58	$ 42,427.58	$ 42,427.58	$ 42,427.58	$ 26,389.53	$ 22,436.74	$ 33,658.09	$ 24,681.48	$ 17,788.9	$ 15,393.74	$ 13,815.37		$ 10,424.64			$ 10,387.43	$ 9,474.82
Average Annual Return, Percent	52.32%	17.71%				15.55%
C000122071 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class A—excluding sales load
Average Annual Return, Percent	60.77%	18.99%				16.17%
C000122072 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class C
Account Value	$ 42,145.84	$ 42,145.84	42,145.84	42,145.84	42,145.84	$ 42,145.84	26,214.3	22,287.74	33,694.28	24,897.92	18,077.17	15,763.22	14,250.54		10,840.47			10,879.77	10,000
Average Annual Return, Percent	58.55%	18.08%				15.47%
C000122072 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent	59.55%	18.08%				15.47%
C000024998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class I
Account Value	$ 44,998.28	$ 44,998.28	44,998.28	44,998.28	44,998.28	$ 44,998.28	27,978.44	23,783.81	35,672.31	26,145.24	18,834.93	16,284.82	14,604.93		11,022.42			10,978.71	10,000
Average Annual Return, Percent	60.84%	19.03%				16.23%
C000179522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class Y
Account Value	$ 1,894,966.12	$ 1,894,966.12	$ 1,894,966.12	1,894,966.12	1,894,966.12	$ 1,894,966.12	1,174,357.47	994,794.23	1,486,994.46	1,086,693.24	780,823.73	673,317.19	601,824.28	$ 500,000
Average Annual Return, Percent	61.36%	19.40%	18.97%
C000122073 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Focus Equity Fund Class Z
Account Value	$ 2,313,131.82	$ 2,313,131.82	$ 2,313,131.82	2,313,131.82	2,313,131.82	$ 2,313,131.82	1,434,187.17	1,215,431.36	1,817,658.18	1,328,605.63	954,477.62	823,346.79	736,010.63		554,060.05			550,518.73	500,000
Average Annual Return, Percent	61.29%	19.37%				16.55%
C000025000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Institutional Fund Class I
Account Value	$ 20,497.78	$ 20,497.78	20,497.78	20,497.78	20,497.78	$ 20,497.78	16,290.92	18,412.64	31,134.41	24,015.71	16,663.26	15,121.19	13,386.69		9,674.69			10,053.17	10,000
Average Annual Return, Percent	25.82%	4.23%				7.44%
C000025001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Institutional Fund Class R
Account Value	$ 19,544.53	$ 19,544.53	19,544.53	19,544.53	19,544.53	$ 19,544.53	15,595.11	17,721.72	30,092.18	23,323.09	16,267.17	14,832.51	13,186.94		9,580.19			10,002.17	10,000.01
Average Annual Return, Percent	25.33%	3.74%				6.93%
C000172687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Small Cap Growth Institutional Fund Class Z-2
Account Value	$ 1,053,391.24	$ 1,053,391.24	1,053,391.24	1,053,391.24	$ 1,053,391.24	$ 1,053,391.24	833,125.68	938,707.52	1,581,601.94	1,216,135.09	841,325.18	760,599.96	671,009.77		483,387.62		$ 500,000
Average Annual Return, Percent	26.44%	4.60%			9.45%
C000025002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Institutional Fund Class I
Account Value	$ 24,736.96	$ 24,736.96	24,736.96	24,736.96	$ 24,736.96	$ 24,736.96	18,212.11	18,244.04	30,159.61	21,377.97	15,085.78	13,620.39	12,917.05		9,734			10,162.32	10,000
Average Annual Return, Percent	35.83%	10.40%				9.48%
C000025003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Institutional Fund Class R
Account Value	$ 23,511.99	$ 23,511.99	23,511.99	23,511.99	23,511.99	$ 23,511.99	17,401.53	17,521.08	29,091.94	20,718.58	14,691.18	13,326.9	12,704.92		9,623.91			10,110.9	10,000
Average Annual Return, Percent	35.12%	9.86%				8.93%
C000174228 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Mid Cap Growth Institutional Fund Class Z-2
Account Value	$ 1,283,109	$ 1,283,109	1,283,109	$ 1,283,109	1,283,109	$ 1,283,109	941,969.14	939,324.64	1,546,022.65	1,092,604.7	768,474.61	691,799.54	654,214.11		491,799.54	$ 500,000
Average Annual Return, Percent	36.22%	10.80%		12.43%
C000025004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Institutional Fund Class I
Account Value	$ 38,652.83	$ 38,652.83	38,652.83	$ 38,652.83	38,652.83	$ 38,652.83	24,480.12	20,920.89	32,143.43	23,684.31	17,598.72	15,276.54	14,085.45		10,887.33			10,895.59	10,000
Average Annual Return, Percent	57.90%	17.04%				14.48%
C000025005 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Institutional Fund Class R
Account Value	$ 36,947.58	$ 36,947.58	36,947.58	36,947.58	36,947.58	$ 36,947.58	23,502.55	20,168.63	31,125.43	23,038.73	17,194.09	14,991.98	13,887.24		10,783.75			10,846.06	10,000
Average Annual Return, Percent	57.21%	16.53%				13.96%
C000179523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Institutional Fund Class Y
Account Value	$ 1,665,453.32	$ 1,665,453.32	$ 1,665,453.32	1,665,453.32	1,665,453.32	$ 1,665,453.32	1,050,872.35	893,982.14	1,367,890.65	1,004,401.03	743,439.69	642,633.9	590,121.33	500,000.01
Average Annual Return, Percent	58.48%	17.51%	16.98%
C000174229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alger Capital Appreciation Institutional Fund Class Z-2
Account Value	$ 1,807,594.27	$ 1,807,594.27	$ 1,807,594.27	$ 1,807,594.27	1,807,594.27	1,807,594.27	1,140,864.1	971,153.5	1,487,278.47	1,092,511.05	809,141.56	700,182.27	643,558.4		495,688.05	500,000
Average Annual Return, Percent	58.44%	17.44%		17.32%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950.48	$ 33,950.48	$ 33,950.48	$ 33,950.48	$ 33,950.48	$ 33,950.48	24,598.75	22,333.51	26,155.03	18,301.25	16,681.39	14,591.05	13,592.51	500,000	10,994.31	500,000	500,000	10,519.95	10,000
Average Annual Return, Percent	38.02%	15.27%	14.13%	14.13%	14.43%	13.00%
Standard And Poors 500 C000174228 Index [Member]
Account Value [Line Items]
Average Annual Return, Percent				15.00%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 44,811.68	$ 44,811.68	$ 44,811.68	$ 44,811.68	$ 44,811.68	$ 44,811.68	31,169.84	26,204.02	34,751.76	24,266.48	18,779.47	16,036.72	14,485.05	$ 500,000	11,167.19	500,000		10,918.02	10,000
Average Annual Return, Percent	43.77%	19.00%	18.19%	18.19%		16.18%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,889.58	$ 21,889.58	$ 21,889.58	$ 21,889.58	$ 21,889.58	$ 21,889.58	16,037.45	17,361.82	23,469	16,950.83	14,952.09	14,052.58	13,494.92		10,301.76		$ 500,000	10,352.38	10,000
Average Annual Return, Percent	36.49%	7.92%			9.01%	8.15%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 28,880.01	$ 28,880.01	$ 28,880.01	$ 28,880.01	$ 28,880.01	$ 28,880.01	$ 20,826.41	$ 20,151.35	$ 28,358.2	$ 20,339.19	$ 16,790.25	$ 14,117.67	$ 13,301.06		$ 10,535.85	$ 500,000		$ 10,493.56	$ 10,000
Average Annual Return, Percent	38.67%	11.46%		13.19%		11.19%